Long-Term Debt	12 Months Ended
Dec. 31, 2015
Long-term Debt, Unclassified [Abstract]
Long-Term Debt

The amounts shown in the accompanying consolidated balance sheets consist of the following:

Borrower(s)			December 31, 2014	December 31, 2015
1	Credit Facility		585,883	495,993
2	Term Loans:
	1	Costis Maritime Corporation and Christos Maritime Corporation	91,500	82,500
	2	Mas Shipping Co.	38,875	30,625
	3	Montes Shipping Co. and Kelsen Shipping Co.	78,000	66,000
	4	Capetanissa Maritime Corporation	50,000	45,000
	5	Rena Maritime Corporation	47,500	42,500
	6	Costamare Inc.	73,414	60,463
	7	Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co.	-	-
	8	Costamare Inc.	120,330	111,417
	9	Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co.	208,826	193,545
	10	Raymond Shipping Co. and Terance Shipping Co.	137,793	126,878
	11	Costamare Inc.	87,820	68,170
			934,058	827,098
		Total	1,519,941	1,323,091
		Less-current portion	(192,951)	(185,259)
		Long-term portion	1,326,990	1,137,832

1. Credit Facility: On July 22, 2008, the Company signed a loan agreement with a consortium of banks, for a $1,000,000 Credit Facility (the “Facility”) for general corporate and working capital purposes. The Company used $631,340 of the proceeds from the Facility to repay the then existing indebtedness. The Facility bears interest at the 3, 6, 9 or 12 months (at the Company’s option) LIBOR plus margin.

The outstanding balance of the Facility as of December 31, 2015, is repayable in 10 equal, consecutive quarterly installments, of $22,473 each plus a balloon payment of $271,263 payable together with the last installment.

The Facility, as of December 31, 2015, was secured with, among others, first priority mortgages over 18 of the Company’s vessels, first priority assignment of vessels’ insurances and earnings, charter party assignments, first priority pledges over the operating accounts and corporate guarantees of 18 ship-owning companies.

The Facility and certain of the term loans described under Note 10.2 below include among others, financial covenants requiring: (i) the ratio of Total Liabilities (after deducting cash and cash equivalents) to Market Value Adjusted Total Assets (after deducting cash and cash equivalents) not to exceed 0.75 to 1.00, (ii) minimum liquidity of the greater of $30,000 or 3% of the total debt of the Company, (iii) the ratio of EBITDA to net interest expense not to be less than 2.50 to 1.00, (iv) Market Value Adjusted Net Worth, defined as the amount by which the Market Value Adjusted Total Assets exceed the Total Liabilities, to exceed $500,000. The Company’s other term loans described under Note 10.2 below also contain financial covenants requiring the ratio of net funded debt to total net assets ratio not to exceed 80% on a charter inclusive valuation basis as well as financial covenants that are either equal to or less stringent than the foregoing financial covenants.

2. Term loans:

1. In May 2008, Costis Maritime Corporation and Christos Maritime Corporation entered into a loan agreement with a bank for an amount of up to $150,000 in the aggregate ($75,000 each) on a joint and several basis in order to partly finance the acquisition cost of the vessels Sealand New York and Sealand Washington. As at December 31, 2015, the outstanding balance of the loan of $82,500 is repayable in 5 equal semi-annual installments of $4,500, each from May 2016 to May 2018 and a balloon payment of $60,000 payable together with the last installment.

2. In January 2008, Mas Shipping Co. entered into a loan agreement with a bank for an amount of up to $75,000 in order to partly finance the acquisition cost of vessel Maersk Kokura. As at December 31, 2015, the outstanding balance of the loan of $30,625 is repayable in 5 equal semi-annual installments of $4,125, each from February 2016 to February 2018 and a balloon payment of $10,000 payable together with the last installment.

3. In December 2007, Montes Shipping Co. and Kelsen Shipping Co. entered into a loan agreement with a bank for an amount of up to $150,000 in the aggregate ($75,000 each) on a joint and several basis in order to partly finance the acquisition cost of the vessels Maersk Kawasaki and Maersk Kure. As at December 31, 2015, the outstanding balance of the loan of $66,000 is repayable in 4 equal semi-annual installments of $6,000 each from June 2016 to December 2017 and a balloon payment of $42,000 payable together with the last installment.

4. In June 2006, Capetanissa Maritime Corporation entered into a loan agreement with a bank for an amount of up to $90,000, in order to partly finance the acquisition cost of the vessel Cosco Beijing. As at December 31, 2015, the outstanding balance of the loan of $45,000 is repayable in 6 equal semi-annual installments of $2,500 each from February 2016 to August 2018 and a balloon payment of $30,000 payable together with the last installment.

5. In February 2006, Rena Maritime Corporation entered into a loan agreement with a bank for an amount of up to $90,000 in order to partly finance the acquisition cost of the vessel Cosco Guangzhou. As at December 31, 2015, the outstanding balance of the loan of $42,500 is repayable in 5 equal semi-annual installments of $2,500 each from February 2016 to February 2018 and a balloon payment of $30,000 payable together with the last installment.

6. On November 19, 2010, Costamare entered into a term loan agreement with a consortium of banks for an amount of up to $120,000, which was available for drawing for a period up to 18 months. As of December 31, 2015, the Company had drawn the amount of $38,500 (tranche a), the amount of $42,000 (tranche b), the amount of $21,000 (tranche c), the amount of $7,470 (tranche d) and the amount of $7,470 (tranche e) under this term loan agreement in order to finance part of the acquisition cost of MSC Romanos, MSC Methoni, MSC Ulsan, MSC Koroni (ex. Koroni) and MSC Itea (ex. Kyparissia), respectively. As at December 31, 2015, the outstanding balance of the tranche (a) of the loan of $22,138 is repayable in 15 equal quarterly installments of $962.5 from February 2016 to August 2019 and a balloon payment of $7,700 payable together with the last installment. As at December 31, 2015, the outstanding balance of the tranche (b) of the loan of $25,200 is repayable in 16 equal quarterly installments of $1,050 from January 2016 to October 2019 and a balloon payment of $8,400 payable together with the last installment. As at December 31, 2015, the outstanding balance of the tranche (c) of the loan of $13,125 is repayable in 17 equal quarterly installments of $525 from February 2016 to February 2020 and a balloon payment of $4,200 payable together with the last installment. On May 21, 2014, the then outstanding balance of $4,202 of the tranche (d) of the loan was fully repaid and on May 29, 2015, the then outstanding balance of $2,334 of the tranche (e) of the loan was fully repaid.

7. On January 14, 2011, Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co., wholly-owned subsidiaries of Costamare, concluded a credit facility with a consortium of banks, as joint-and-several borrowers, for an amount of up to $203,343 to finance part of the acquisition and construction cost of Hulls H1068A, H1069A and H1070A. The drawdown of the facility was made in three tranches, one for each hull. As of December 31, 2013, the Company had drawn the amount of $48,765 (tranche (a) - H1068A), $48,765 (tranche (b) - H1069A) and $48,765 (tranche (c) - H1070A), in order to partly finance the second installment and fully finance the third and fourth pre- delivery installment of hulls H1068A, H1069A and H1070A. The newbuilds MSC Azov (Hull H1068A), MSC Ajaccio (Hull H1069A) and MSC Amalfi (Hull H1070A) were delivered to the Company, on January 14, 2014, March 14, 2014 and April 28, 2014, respectively and at the same time the Company agreed the sale and leaseback of such vessels and repaid the then outstanding balance of the three tranches (Note 11).

8. On April 7, 2011, Costamare, as borrower, concluded a credit facility with a bank, for an amount up to the lesser of $140,000 and 70% of the contract price of the vessels, to finance part of the acquisition and construction cost of Hulls S4010 and S4011. Through December 31, 2013, the Company had drawn $133,700 in the aggregate, in order to partly finance the installments of Hulls S4010 (MSC Athens), which was delivered to the Company on March 14, 2013 and S4011 (MSC Athos), which was delivered to the Company on April 8, 2013. As at December 31, 2015, the outstanding balance of the loan of $111,417 is repayable in 11 equal semi-annual installments of $4,456.7 from January 2016 until January 2021 and a balloon payment of $62,393.3 payable together with the last installment.

9. On August 16, 2011, Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co., wholly-owned subsidiaries of Costamare concluded a credit facility with a consortium of banks, as joint-and-several borrowers, for an amount of up to $229,200 to finance part of the acquisition and construction cost of Hulls S4020, S4022 and S4024. The drawdown of the facility was made in three tranches. As at December 31, 2015, the outstanding balance of the tranches (a) and (b) of $127,332 relating to Hull S4020 (Valor) and Hull S4022 (Valiant), is repayable in 18 equal quarterly installments for each tranche of $1,273.4 from January 2016 to June 2020 and a balloon payment for each tranche of $40,744.8 payable together with the last installment. As at December 31, 2015, the outstanding balance of the tranche (c) of $66,213 relating to Hull S4024 (Vantage) is repayable in 20 equal quarterly installments of $1,273.4 and a balloon payment payable together with the last installment of $40,744.8 from February 2016 to November 2020.

10. On October 12, 2011, Raymond Shipping Co. and Terance Shipping Co. wholly-owned subsidiaries of the Company concluded a credit facility with a bank, as joint and several borrowers, for an amount of up to $152,800 to finance part of the construction and acquisition cost of Hulls S4021 and S4023. As at December 31, 2015, the outstanding balance of the tranche (a) of $62,757 relating to Hull S4021 (Value), is repayable in 18 equal quarterly installments of $1,364.3 from March 2016 to June 2020 and a balloon payment of $38,199.6 payable together with the last installment. As at December 31, 2015, the outstanding balance of tranche (b) of the loan of $64,121 relating to Hull S4023 (Valence) is repayable in 19 equal quarterly installments of $1,364.3 from February 2016 to August 2020 and a balloon payment of $38,199.6 payable together with the last installment.

11. On October 6, 2011, the Company concluded a loan facility with a bank for an amount of up to $120,000, in order to partly finance the aggregate market value of eleven vessels in its fleet. In March 2012, the Company drew the amount of $113,700. Furthermore, on June 29, 2012, the Company entered into a supplemental agreement for a further amount of $11,300 to finance the acquisition of the vessel Stadt Luebeck, which was drawn down in August 2012 upon the delivery of the vessel. In April 11, 2014, the Company entered into another supplemental agreement, for a further amount of $9,000 to partly finance the acquisition of the vessel Neapolis, which was drawn down in April 2014 upon the delivery of the vessel. In May 2014, the Company repaid the amount of $6,495 due to the sale of Konstantina. Furthermore in September 2014 the Company repaid the amount of $6,000 due to the sale of Akritas. In November 2015, the Company repaid the amount of $3,900 due to the sale of MSC Challenger. As at December 31, 2015, the outstanding balance of $68,170 is repayable in 12 equal quarterly installments of $2,715 from March 2016 to December 2018 and a balloon payment of $35,590 payable together with the last installment.

The term loans discussed above bear interest at LIBOR plus a spread and are secured by, inter alia, (a) first priority mortgages over the financed vessels, (b) first priority assignments of all insurances and earnings of the mortgaged vessels and (c) corporate guarantees of Costamare or its subsidiaries, as the case may be. The loan agreements contain usual ship finance covenants, including restrictions as to changes in management and ownership of the vessels, additional indebtedness, mortgaging of vessels, as well as minimum requirements regarding hull Value Maintenance Clauses (“VMC”) in the range of 80% to 125% and restrictions in dividend payments if an event of default has occurred and is continuing or would occur as a result of the payment of such dividend.

The annual principal payments required to be made after December 31, 2015, giving effect of the supplemental agreement of the loan discussed in Note 21(e), are as follows:

Year ending December 31,	Amount
2016	185,259
2017	185,259
2018	564,046
2019	70,396
2020	251,281
2021	66,850
1,323,091

The interest rates of Costamare’s long-term debt at December 31, 2013, 2014 and 2015, were in the range of 1.25%-6.75%, 1.03%-6.75% and 1.11%-6.75%, respectively. The weighted average interest rate as at December 31, 2013, 2014 and 2015, was 4.3%, 4.2% and 4.2%, respectively.

Total interest expense incurred on long-term debt (including the effect of the interest rate swaps discussed in Note 16) for the years ended December 31, 2013, 2014 and 2015, amounted to $81,471, $77,655 and $72,384, respectively and is included in Interest and finance costs in the accompanying consolidated statements of income. Of the above amount incurred in 2013, $11,098 was capitalized and is included (a) in Vessels, net ($7,845) and, (b) in the statement of comprehensive income ($3,253), representing net settlements on interest rate swaps qualifying for cash flow hedge. Of the above amount incurred in 2014, $1,795 was capitalized and is included (a) in Vessels, net ($1,306) and, (b) in the statement of comprehensive income ($489), representing net settlements on interest rate swaps qualifying for cash flow hedge.